UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number       811-23214

GraniteShares ETF Trust

(Exact name of registrant as specified in charter)

205 Hudson Street, 7th floor
New York, New York 10013

(Address of principal executive offices) (Zip code)

William Rhind

GraniteShares ETF Trust

205 Hudson Street, 7th floor
New York, New York 10013

(Name and address of agent for service)

Copy to:

W. Thomas Conner, Esq.

Vedder Price

1633 Broadway, 31st Floor

New York, NY 10019

Registrant's telephone number, including area code: 1-800-422-3554

Date of fiscal year end: June 30

Date of reporting period: September 30, 2019

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

GraniteShares ETF Trust

Consolidated Schedule of Investments

GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF

September 30, 2019 (Unaudited)

Investments	Principal	Value
U.S. TREASURY OBLIGATIONS – 99.5%(a)
U.S. Treasury Bill, 2.21%, 10/03/19	$6,340,000	$6,339,425
U.S. Treasury Bill, 2.14%, 10/10/19(b)	5,705,000	5,702,486
U.S. Treasury Bill, 2.02%, 10/15/19(b)	3,015,000	3,013,019
U.S. Treasury Bill, 2.10%, 10/17/19	4,620,000	4,616,371
U.S. Treasury Bill, 2.17%, 10/24/19(b)	4,890,000	4,884,416
U.S. Treasury Bill, 2.03%, 10/31/19(b)	5,480,000	5,471,974
U.S. Treasury Bill, 2.07%, 11/07/19(b)	4,445,000	4,437,165
U.S. Treasury Bill, 2.06%, 11/14/19	5,000,000	4,989,151
U.S. Treasury Bill, 1.94%, 11/21/19(b)	4,735,000	4,723,000
U.S. Treasury Bill, 1.98%, 11/29/19(b)	5,060,000	5,045,011
U.S. Treasury Bill, 1.95%, 12/05/19(b)	5,050,000	5,033,768
U.S. Treasury Bill, 1.95%, 12/12/19(b)	4,165,000	4,150,242
U.S. Treasury Bill, 1.92%, 12/19/19	3,570,000	3,556,523
U.S. Treasury Bill, 1.87%, 12/26/19(b)	4,820,000	4,799,504
Total United States Treasury Obligations (Cost $66,748,934)		66,762,055
Total Investments – 99.5%
(Cost $66,748,934)		66,762,055
Other Assets in Excess of Liabilities – 0.5%		356,722
Net Assets – 100.0%		$67,118,777

(a)	Represents zero coupon bonds. Rates shown reflects the effective yield.
(b)	A portion or all of the security is owned by GraniteShares BCOM Cayman Limited, a wholly-owned subsidiary of the Fund.

At September 30, 2019, open futures contracts were as follows:

Description	Number of Contracts	Expiration Date	Contract Type	Notional Amount	Value/Unrealized Appreciation	Value/Unrealized Depreciation
Brent Crude(a)	84	11/29/2019	Long	$4,912,320	$–	$(104,830)
Coffee ‘C’(a)	42	12/18/2019	Long	1,593,112	22,631	–
Copper(a)	73	12/27/2019	Long	4,705,763	–	(48,987)
Corn(a)	203	12/13/2019	Long	3,938,200	–	(77,312)
Cotton No. 2(a)	26	12/06/2019	Long	790,790	–	(58,255)
Crude Oil(a)	103	10/22/2019	Long	5,569,210	33,860	–
Gasoline RBOB(a)	27	10/31/2019	Long	1,776,411	100,997	–
Gold 100 OZ(a)	62	12/27/2019	Long	9,131,980	306,490	–
KC Hard Red Winter Wheat(a)	34	12/13/2019	Long	705,500	–	(12,463)
Lean Hogs(a)	49	12/13/2019	Long	1,422,960	147,620	–
Live Cattle(a)	55	12/31/2019	Long	2,426,600	166,600	–

GraniteShares ETF Trust

Consolidated Schedule of Investments

GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF (continued)

September 30, 2019 (Unaudited)

Description	Number of Contracts	Expiration Date	Contract Type	Notional Amount	Value/Unrealized Appreciation	Value/Unrealized Depreciation
LME Nickel(a)	28	11/18/2019	Long	$2,874,480	$256,104	$–
LME Nickel(a)	(1)	11/18/2019	Short	(102,660)	4,014	–
LME Primary Aluminum(a)	(3)	11/18/2019	Short	(129,131)	5,384	–
LME Primary Aluminum(a)	64	11/18/2019	Long	2,754,800	–	(77,125)
LME Zinc(a)	35	11/18/2019	Long	2,110,062	113,625	–
LME Zinc(a)	(2)	11/18/2019	Short	(120,575)	–	(2,088)
Low Sulphur Gasoil(a)	32	11/12/2019	Long	1,876,800	103,575	–
Natural Gas(a)	190	10/29/2019	Long	4,427,000	225,780	–
NY Harbour ULSD(a)	19	10/31/2019	Long	1,513,966	65,323	–
Silver(a)	33	12/27/2019	Long	2,804,670	–	(31,525)
Soybean(a)	86	11/14/2019	Long	3,895,800	41,500	–
Soybean Meal(a)	70	12/13/2019	Long	2,107,000	–	(150,990)
Soybean Oil(a)	119	12/13/2019	Long	2,076,312	59,706	–
Sugar #11(a)	146	2/28/2020	Long	2,068,528	125,474	–
Wheat (CBD)(a)	80	12/13/2019	Long	1,983,000	28,200	–
Total Futures Contracts					$1,806,883	$(563,575)
Net Unrealized Appreciation (Depreciation)					$1,243,308

(a)	A portion or all of the security is owned by GraniteShares BCOM Cayman Limited, a wholly-owned subsidiary of the Fund.

The Financial Accounting Standards Board (FASB) established a framework for measuring fair value in accordance with U.S. GAAP. Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the exchange traded fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

GraniteShares ETF Trust

Consolidated Schedule of Investments

GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF (continued)

September 30, 2019 (Unaudited)

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of September 30, 2019:

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities
U.S. Treasury Obligations	$66,762,055	$–	$–	$66,762,055
Other Investments
Futures	1,806,883	–	–	1,806,883
Total	$68,568,938	$–	$–	$68,568,938
Liability Valuation Inputs
Other Investments
Futures	$563,575	$–	$–	$563,575

As of September 30, 2019, there were no Level 3 investments held in the Fund.

GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF invests in certain commodity-related investments through GraniteShares BCOM Cayman Limited, a wholly-owned subsidiary. At September 30, 2019, the net assets of GraniteShares BCOM Cayman Limited was $9,965,631, representing 14.8% of the Fund’s net assets.

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

GraniteShares ETF Trust

Consolidated Schedule of Investments

GraniteShares S&P GSCI Commodity Broad Strategy No K-1 ETF

September 30, 2019 (Unaudited)

Investments	Principal	Value
U.S. TREASURY OBLIGATIONS – 100.2%(a)
U.S. Treasury Bill, 2.22%, 10/03/19	$410,000	$409,963
U.S. Treasury Bill, 2.08%, 10/10/19	600,000	599,736
U.S. Treasury Bill, 2.02%, 10/15/19(b)	500,000	499,671
U.S. Treasury Bill, 2.10%, 10/17/19	495,000	494,611
U.S. Treasury Bill, 2.17%, 10/24/19(b)	125,000	124,857
U.S. Treasury Bill, 2.09%, 10/31/19(b)	475,000	474,304
U.S. Treasury Bill, 2.07%, 11/07/19	505,000	504,110
U.S. Treasury Bill, 2.00%, 11/14/19	650,000	648,590
U.S. Treasury Bill, 1.86%, 11/21/19(b)	370,000	369,062
U.S. Treasury Bill, 1.98%, 11/29/19	210,000	209,378
U.S. Treasury Bill, 1.96%, 12/05/19	440,000	438,586
U.S. Treasury Bill, 1.95%, 12/12/19(b)	715,000	712,466
U.S. Treasury Bill, 1.92%, 12/19/19	480,000	478,188
U.S. Treasury Bill, 1.87%, 12/26/19	390,000	388,342
Total United States Treasury Obligations (Cost $6,350,613)		6,351,864
Total Investments – 100.2%
(Cost $6,350,613)		6,351,864
Liabilities in Excess of Other Assets – (0.2)%		(12,856)
Net Assets – 100.0%		$6,339,008

(a)	Represents zero coupon bonds. Rates shown reflects the effective yield.
(b)	A portion or all of the security is owned by GraniteShares GSCI Cayman Limited, a wholly-owned subsidiary of the Fund.

At September 30, 2019, open future contracts were as follows:

Description	Number of Contracts	Expiration Date	Contract Type	Notional Amount	Value/Unrealized Appreciation	Value/Unrealized Depreciation
S&P-Goldman Sachs Commodity Index(a)	63	10/15/2019	Long	$6,365,363	$–	$(31,563)

(a)	A portion or all of the security is owned by GraniteShares GSCI Cayman Limited, a wholly-owned subsidiary of the Fund.

The Financial Accounting Standards Board (FASB) established a framework for measuring fair value in accordance with U.S. GAAP. Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the exchange traded fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

GraniteShares ETF Trust

Consolidated Schedule of Investments

GraniteShares S&P GSCI Commodity Broad Strategy No K-1 ETF

September 30, 2019 (Unaudited)

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of September 30, 2019:

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities
U.S. Treasury Obligations	$6,351,864	$–	$–	$6,351,864
Liability Valuation Inputs
Other Investments
Futures	$31,563	$–	$–	$31,563

As of September 30, 2019, there were no Level 3 investments held in the Fund.

GraniteShares S&P GSCI Commodity Broad Strategy No K-1 ETF invests in certain commodity-related investments through GraniteShares GSCI Cayman Limited, a wholly-owned subsidiary. At September 30, 2019, the net assets of the GraniteShares GSCI Cayman Limited was $699,373, representing 11.0% of the Fund’s net assets.

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

GraniteShares ETF Trust

Schedule of Investments

GraniteShares HIPS US High Income ETF

September 30, 2019 (Unaudited)

Investments	Shares	Value
COMMON STOCKS – 73.5%
Capital Markets – 23.4%
Ares Capital Corp.	7,833	$145,968
BlackRock TCP Capital Corp.	9,773	132,473
Franklin Resources, Inc.	4,108	118,557
FS KKR Capital Corp.	23,432	136,608
Goldman Sachs BDC, Inc.	6,933	139,284
Golub Capital BDC, Inc.	7,943	149,646
Hercules Capital, Inc.	10,991	146,950
Main Street Capital Corp.	3,422	147,864
New Mountain Finance Corp.	10,748	146,495
Oaktree Specialty Lending Corp.	25,807	133,680
Prospect Capital Corp.	21,274	140,196
Solar Capital Ltd.	6,863	141,721
TCG BDC, Inc.	9,222	132,797
TPG Specialty Lending, Inc.	7,019	147,259
Total Capital Markets		1,959,498
Energy Equipment & Services – 1.2%
USA Compression Partners LP(a)	5,645	97,489
Equity Real Estate Investment Trust (REIT) – 6.6%
Apple Hospitality REIT, Inc.	11,526	191,101
Equity Commonwealth	5,503	188,478
Gaming and Leisure Properties, Inc.	4,538	173,533
Total Equity Real Estate Investment Trust (REIT)		553,112
Mortgage Real Estate Investment Trust (REIT) – 26.6%(b)
AGNC Investment Corp.	10,854	174,641
Annaly Capital Management, Inc.	19,936	175,437
Apollo Commercial Real Estate Finance, Inc.	9,768	187,253
Blackstone Mortgage Trust, Inc., Class A	5,405	193,769
Chimera Investment Corp.	9,550	186,798
KKR Real Estate Finance Trust, Inc.	9,031	176,375
MFA Financial, Inc.	25,301	186,215
PennyMac Mortgage Investment Trust	8,487	188,666
Redwood Trust, Inc.	11,339	186,073
Starwood Property Trust, Inc.	7,917	191,750
TPG RE Finance Trust, Inc.	9,352	185,544
Two Harbors Investment Corp.	14,348	188,389
Total Mortgage Real Estate Investment Trust (REIT)		2,220,910
Oil, Gas & Consumable Fuels – 15.7%
Alliance Resource Partners LP(a)	5,787	92,650
Black Stone Minerals LP(a)	6,265	89,214
CNX Midstream Partners LP(a)	6,929	97,699
Crestwood Equity Partners LP(a)	2,836	103,542
Enable Midstream Partners LP(a)	7,320	88,060
EQM Midstream Partners LP(a)	2,214	72,398
Genesis Energy LP(a)	4,489	96,379
Holly Energy Partners LP(a)	3,633	91,806

GraniteShares ETF Trust

Schedule of Investments

GraniteShares HIPS US High Income ETF

September 30, 2019 (Unaudited)

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
MPLX LP(a)	3,022	$84,646
PBF Logistics LP(a)	4,682	99,024
Shell Midstream Partners LP(a)	4,884	99,878
Ship Finance International Ltd. (Norway)	7,985	112,109
Sunoco LP(a)	3,162	99,445
Western Midstream Partners LP(a)	3,427	85,298
Total Oil, Gas & Consumable Fuels		1,312,148
Total Common Stocks
(Cost $6,135,343)		6,143,157
INVESTMENT COMPANIES – 25.4%
Aberdeen Global Premier Properties Fund	22,503	139,969
Aberdeen Total Dynamic Dividend Fund	17,086	142,497
AllianceBernstein Global High Income Fund, Inc.	11,918	142,897
BlackRock Enhanced Global Dividend Trust	13,276	138,469
BlackRock Resources & Commodities Strategy Trust	17,481	130,758
Central Securities Corp.	4,648	145,947
Duff & Phelps Global Utility Income Fund, Inc.	8,982	142,724
First Trust Energy Infrastructure Fund	8,764	144,694
First Trust High Income Long/Short Fund	9,510	144,171
First Trust Senior Floating Rate Income Fund II	11,730	140,760
Nuveen Global High Income Fund, Class I	9,183	142,887
Nuveen Real Asset Income and Growth Fund	8,466	148,240
Templeton Global Income Fund	22,295	136,891
Wells Fargo Global Dividend Opportunity Fund	25,711	139,611
Western Asset Emerging Markets Debt Fund, Inc.	9,979	138,608
Total Investment Companies
(Cost $2,118,972)		2,119,123
MONEY MARKET FUND – 0.4%
BlackRock Treasury Trust, Institutional Class, 1.87%(c) (Cost $36,685)	36,685	36,685
Total Investments – 99.3%
(Cost $8,291,000)		8,298,965
Other Assets in Excess of Liabilities – 0.7%		62,024
Net Assets – 100.0%		$8,360,989

(a)	Master Limited Partnership (“MLP”)
(b)	To the extent the Fund invests more heavily in particular sectors of the economy its performance will be especially sensitive to developments that significantly affect those sectors.
(c)	Rate shown reflects the 7-day yield as of September 30, 2019.

GraniteShares ETF Trust

Schedule of Investments

GraniteShares HIPS US High Income ETF (continued)

September 30, 2019 (Unaudited)

The Financial Accounting Standards Board (FASB) established a framework for measuring fair value in accordance with U.S. GAAP. Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the exchange traded fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of September 30, 2019:

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities
Common Stocks	$6,143,157	$–	$–	$6,143,157
Investment Companies	2,119,123	–	–	2,119,123
Money Market Fund	36,685	–	–	36,685
Total	$8,298,965	$–	$–	$8,298,965

As of September 30, 2019, there were no Level 3 investments held in the Fund.

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	GraniteShares ETF Trust

By (Signature and Title)*	/s/ William Rhind
William Rhind, Trustee, President and Chief Financial Officer
(principal executive officer and principal financial officer)

Date	November 21, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ William Rhind
William Rhind, Trustee, President and Chief Financial Officer
(principal executive officer and principal financial officer)

Date	November 21, 2019

* Print the name and title of each signing officer under his or her signature.